Leases - Maturity (Details)	Mar. 31, 2026 USD ($)
Leases
Fiscal 2026 (remaining 9 months)	$ 18,750
Fiscal 2027	47,917
Fiscal 2028	4,167
Total lease payments	70,834
Less: Imputed interest	11,267
Total	59,567
Current operating lease liabilities	16,181
Non-current operating lease liabilities	$ 43,386